INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES [Line Items]
Operating loss carry forward	$ 3,580	$ 181
Reserves and allowances	2,185	1,610
Net deferred tax asset before valuation allowance	5,765	1,791
Valuation allowance	(5,765)	(1,791)
Net deferred tax asset	$ 0	$ 0